Investment Strategy	Dec. 31, 2025
Eaton Vance Tax-Managed Growth Fund 1.1
Prospectus [Line Items]
Strategy Narrative [Text Block]

Shares of the Fund are currently not available to new investors. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in growth securities. Growth securities are common stocks of companies that are expected, over the long term, to have earnings growth that is faster than the growth of the U.S. economy and the U.S. stock market as a whole. The Fund invests in a broadly diversified selection of equity securities, seeking companies with above-average growth and financial strength. The Fund employs a “growth at a reasonable price” investing style, seeking to acquire companies that the portfolio managers believe are reasonably priced in relation to their fundamental value. Although it invests primarily in domestic securities, the Fund may invest up to 25% of assets in foreign securities, some of which may be issued by companies domiciled in emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts, such as American Depositary Receipts sponsored or unsponsored and Global Depositary Receipts, that evidence ownership in underlying foreign stocks). Under normal conditions, stocks generally are acquired with the expectation of being held for the long-term. The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may also invest in publicly traded real estate investment trusts (“REITs”) and lend its securities.

Strategy Portfolio Concentration [Text]	Shares of the Fund are currently not available to new investors. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in growth securities. Growth securities are common stocks of companies that are expected, over the long term, to have earnings growth that is faster than the growth of the U.S. economy and the U.S. stock market as a whole. The Fund invests in a broadly diversified selection of equity securities, seeking companies with above-average growth and financial strength. The Fund employs a “growth at a reasonable price” investing style, seeking to acquire companies that the portfolio managers believe are reasonably priced in relation to their fundamental value. Although it invests primarily in domestic securities, the Fund may invest up to 25% of assets in foreign securities, some of which may be issued by companies domiciled in emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts, such as American Depositary Receipts sponsored or unsponsored and Global Depositary Receipts, that evidence ownership in underlying foreign stocks). Under normal conditions, stocks generally are acquired with the expectation of being held for the long-term. The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may also invest in publicly traded real estate investment trusts (“REITs”) and lend its securities.
Eaton Vance Tax-Managed Growth Fund 1.2
Prospectus [Line Items]
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in growth securities. Growth securities are common stocks of companies that are expected, over the long term, to have earnings growth that is faster than the growth of the U.S. economy and the U.S. stock market as a whole. The Fund invests in a broadly diversified selection of equity securities, seeking companies with above-average growth and financial strength. The Fund employs a “growth at a reasonable price” investing style, seeking to acquire companies that the portfolio managers believe are reasonably priced in relation to their fundamental value. Although it invests primarily in domestic securities, the Fund may invest up to 25% of assets in foreign securities, some of which may be issued by companies domiciled in emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts, such as American Depositary Receipts sponsored or unsponsored and Global Depositary Receipts, that evidence ownership in underlying foreign stocks). Under normal conditions, stocks generally are acquired with the expectation of being held for the long-term. The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may also invest in publicly traded real estate investment trusts (“REITs”) and lend its securities.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in growth securities. Growth securities are common stocks of companies that are expected, over the long term, to have earnings growth that is faster than the growth of the U.S. economy and the U.S. stock market as a whole. The Fund invests in a broadly diversified selection of equity securities, seeking companies with above-average growth and financial strength. The Fund employs a “growth at a reasonable price” investing style, seeking to acquire companies that the portfolio managers believe are reasonably priced in relation to their fundamental value. Although it invests primarily in domestic securities, the Fund may invest up to 25% of assets in foreign securities, some of which may be issued by companies domiciled in emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts, such as American Depositary Receipts sponsored or unsponsored and Global Depositary Receipts, that evidence ownership in underlying foreign stocks). Under normal conditions, stocks generally are acquired with the expectation of being held for the long-term. The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may also invest in publicly traded real estate investment trusts (“REITs”) and lend its securities.